Regulatory matters - Regulatory Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			$ 439,326	$ 217,445
Less current regulatory assets			(66,567)	(36,077)
Non-current regulatory assets			372,759	181,368
Total regulatory liabilities			577,965	136,094
Less current regulatory liabilities			(37,687)	(35,577)
Non-current regulatory liabilities			540,278	100,517
Reduction of regulatory asset			327,947
Increase of regulatory liability		$ 327,947
Taxes
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities			321,138	1,118
Cost of removal
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities			184,188	82,170
Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities			13,214	15,600
Fuel and commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities			23,543	25,331
Deferred compensation received in relation to lost production
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities			9,398	0
Deferred construction costs - fuel related
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities			7,418	0
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities			10,082	4,082
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities			$ 8,984	7,793
Rate adjustment
Regulatory Assets And Liabilities [Line Items]
Collection period for services rendered		24 months	24 months
Environmental remediation
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			$ 82,711	77,575
Regulatory assets recovery period		7 years	7 years
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			$ 105,712	56,250
Portion related to current acquisition			$ 21,626
Regulatory asset approved not yet being recovered, average recovery term		10 years	10 years
Debt premium
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			$ 57,406	18,748
Fuel and commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			34,525	5,206
Rate adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			35,491	30,239
Clean Energy and other customer programs
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			20,582	1,569
Deferred construction costs - fuel related
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			14,344	0
Asset retirement
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			16,080	1,573
Taxes
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			36,546	7,583
Rate case costs
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			9,295	6,384
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets			$ 26,634	$ 12,318
Minimum | Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Amortization period for regulatory liability		10 years	10 years
Maximum | Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Amortization period for regulatory liability		16 years	16 years
Subsequent Event
Regulatory Assets And Liabilities [Line Items]
Reduction of regulatory asset	$ 17,350